UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

General Electric Company
3135 Easton Turnpike
Fairfield, CT 06431

13F File Number:  028-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert R. DeGennaro
Title:    Manager - Accounting Projects
Phone:    (203) 373-2535

Signature, Place, and Date of Signing:

Robert R. DeGennaro     Fairfield, CT  06431          February 10, 2003
-------------------     -------------  -----          -----------------
   (Signature)          (City, State)  (Zip)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $25,859
                                         (thousands)


List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----
01  028-05827             GE Asset Management

FORM 13F INFORMATION TABLE
                           TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER     --VOTING AUTHORITY-
NAME OF ISSUER             CLASS             CUSIP     (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE  SHARED NONE
--------------             -----             -----     --------    -------  ---  ----  ----------  --------  -------- ------ ----
BANK OF BERMUDA LTD        SHS               G07644100      342       7650  SH           DEFINED       01        7650
HEALTHSOUTH CORP           SDCV  3.250% 4/0  421924AF8    24998   25250000  PRN          DEFINED       01    25250000
SCIENT INC                 COM NEW           808649305       10      21851  SH           DEFINED       01       21851
SUN INC                    SDCV  6.750% 6/1  866762AG2      510     500000  PRN          DEFINED       01      500000

